Property, Plant and Equipment	12 Months Ended
Dec. 31, 2021
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Property, Plant and Equipment
NOTE 17. PROPERTY, PLANT AND EQUIPMENT

Changes in “Property, Plant and Equipment” are detailed in Schedule F.
The carrying amounts of “Property, Plant and Equipment” do not exceed their recoverable values.